Summary of Significant Accounting Policies - Schedule of Amounts Charged to Expense for the Depreciation and Amortization of Property and Equipment, Including Equipment under Capital Lease (Details) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Depreciation and Amortization of Tangible Assets (for 2014, 2013, and 2012)	$ 286	$ 288	$ 285